Other Investments	12 Months Ended
Mar. 31, 2024
Disclosure Of Other Investments [Abstract]
Other Investments
9)
OTHER INVESTMENTS

	As at March 31
Particulars	2023	2024
Financial assets measured at FVOCI
- Equity securities (unlisted)	452	452

Financial assets measured at FVTPL
- Equity securities (unlisted) (refer note 8 (a))	591	591
- Other securities	149	242

Financial assets measured at amortised cost
- Other securities	76	76
Total	1,268	1,361

In August 2011, the Company had invested USD 4,825 and acquired 19.98% equity interest in Le Travenues Technology Private Limited (‘Ixigo’), which owns and operates www.ixigo.com, an online travel booking platform. The investment had been classified and measured at fair value through other comprehensive income. During the year ended March 31, 2022, the Company had sold its entire stake in Ixigo for a cash consideration of USD 38,500 which represents its fair value on the date of disposal. The Company had recorded a gain of USD 33,543 in ‘other comprehensive income’ in the year ended March 31, 2022. Transaction related costs of USD 624 had been recorded in the statement of profit or loss and other comprehensive income.

Pursuant to above, the Company had transferred cumulative gain of USD 33,655 from ‘fair value reserve’ to ‘accumulated deficit’ within the equity attributable to the owners of the Company during the year ended March 31, 2022.

The Group’s exposure to risks and fair value measurement is disclosed in note 4, 5 and 34.